Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 21,125,781	$ 280,235	₨ 19,640,146	₨ 19,109,169
- Sale of products	1,826,286	24,226	1,906,739	1,576,444
Total	22,952,067	304,461	21,546,885	20,685,613
Cost of goods sold and services rendered
- Rendering of services	(12,488,814)	(165,666)	(11,911,352)	(12,103,596)
- Sale of products	(1,876,013)	(24,885)	(1,690,872)	(1,331,354)
Total	(14,364,827)	(190,551)	(13,602,224)	(13,434,950)
Other income	97,155	1,289	217,216	189,738
Selling, general and administrative expenses	(4,513,646)	(59,874)	(4,874,620)	(4,394,814)
Depreciation and amortization	(2,290,777)	(30,387)	(1,533,912)	(1,754,537)
Profit from operating activities	1,879,972	24,938	1,753,345	1,291,050
Finance income	193,877	2,572	46,314	129,325
Finance expenses	(1,054,133)	(13,983)	(728,344)	(496,780)
Net finance income / (expense)	(860,256)	(11,411)	(682,030)	(367,455)
Profit before tax	1,019,716	13,527	1,071,315	923,595
Income tax (expense) / benefit	(314,339)	(4,170)	(2,612)	(194)
Profit for the year	705,377	9,357	1,068,703	923,401
Attributable to:
Equity holders of the Company	705,377	9,357	1,068,703	923,401
Non-controlling interest	0	0	0	0
Profit for the year	₨ 705,377	$ 9,357	₨ 1,068,703	₨ 923,401
Earnings per share
Basic earnings per share | (per share)	₨ 3.94	$ 0.05	₨ 6.92	₨ 6.14
Diluted earnings per share | (per share)	₨ 3.90	$ 0.05	₨ 6.86	₨ 6.11